Office Properties and Equipment, net - Summary of Premises and Equipment Less Accumulated Depreciation and Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 169,244	$ 160,315
Less accumulated depreciation and amortization	(86,259)	(78,543)
Total office properties and equipment, net	82,985	81,772
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	14,290	14,623
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	40,666	37,787
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	30,284	28,258
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	30,209	29,910
Land and building improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	53,795	49,737
Northfield Bancorp, Inc. [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	84,341	83,191
Less accumulated depreciation and amortization	(64,403)	(61,206)
Total office properties and equipment, net	19,938	21,985
Northfield Bancorp, Inc. [Member] | Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,940	4,940
Northfield Bancorp, Inc. [Member] | Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	12,095	12,005
Northfield Bancorp, Inc. [Member] | Capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,619	2,600
Northfield Bancorp, Inc. [Member] | Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	34,879	33,873
Northfield Bancorp, Inc. [Member] | Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 29,808	$ 29,773